Organization and Description of Business	6 Months Ended
Jun. 30, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“ReTo”) is a business company established under the laws of the British Virgin Islands (“BVI”) on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). ReTo and its subsidiaries are collectively referred to as the Company. ReTo, through its subsidiaries, is engaged in (i) manufacture and distribution of eco-friendly construction materials and equipment used for the production of eco-friendly construction materials and related consultation and technological services; (ii) consultation, design, project implementation and construction of urban ecological protection projects; (iii) roadside assistance services; and (iv) software development services.

As of June 30, 2024, the consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)*	Beijing, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	100%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)	Ordos, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd. (“REIT Mingde”)	Haikou, China	100%
Hainan Fangyuyuan United Logistics Co., Ltd. (“Hainan Fangyuyuan”)*	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd. (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%
Honghe Reit Ecological Technology Co., Ltd. (“Honghe REIT”)	Yunnan, China	100%
Inner Mongolia GuoRui Daojing Information Technology Co., Ltd.	Ordos, China	51%
Sunoro Hengda (Beijing) Technology Co., Ltd.	Beijing, China	100%
Inner Mongolia Reit Echological Environment Management Co., Ltd. (“Mongolia Reit”)	Ordos, China	100%
Senrui Bochuang (Beijing) Technology Co., LTD	Beijing, China	100%

*	REIT Equipment was previously known as “Beijing REIT Ecological Engineering Technology Co., Ltd.” and Hainan Fangyuyuan was previously known as “Yangpu Fangyuyuan United Logistics Co., Ltd.”